Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of lease investment and net lease investment
(c)	As of December 31, 2019 and 2020, the Company’s total and net lease investments in the leases are as follows:

(in millions of Won)	2019		2020
Less than 1 year	￦	237	41,847
1 year - 3 years		46,161	47

Undiscounted lease payments		46,398	41,894
Unrealized interest income		(2,452)	(7)

Present value of minimum lease payment	￦	43,946	41,887

Other receivables [member]
Statement [LineItems]
Summary of Financial Assets
( a )	The details of other receivables as of December 31, 2019 and 2020, are as follows:

(in millions of Won)	2019		2020
Current
Loans	￦	367,580	258,735
Other accounts receivable		971,845	835,791
Accrued income		272,528	298,157
Deposits		86,519	82,884
Lease receivables		48,744	18,015
Others		14,510	68,198
Less: Allowance for doubtful accounts		(180,209)	(67,541)

	￦	1,581,517	1,494,239

Non-current
Loans	￦	701,529	798,287
Other accounts receivable		209,039	197,304
Accrued income		65,275	86,920
Deposits		238,261	284,588
Lease receivables		179,315	128,366
Less: Allowance for doubtful accounts		(252,540)	(299,503)

	￦	1,140,879	1,195,962

Summary of lease investment and net lease investment
( c )	As of December 31, 2020, total and net lease investments in the leases are as follows:

(in millions of Won)	2019		2020
Less than 1 year	￦	56,796	70,378
1 year - 3 years		107,955	101,049
3 years - 5 years		70,742	28,922
Over 5 years		16,089	9,969

Undiscounted lease payments		251,582	210,318
Unrealized interest income		(23,523)	(13,754)

Present value of minimum lease payment	￦	228,059	196,564

Others [member]
Statement [LineItems]
Summary of Financial Assets
Other financial assets as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Current
Derivatives assets	￦	47,541	99,324
Debt securities		342,371	154,154
Deposit instruments(*1,2)		1,744,895	2,322,327
Short-term financial instruments(*2)		6,861,242	9,133,404

	￦	8,996,049	11,709,209

Non-current
Derivatives assets	￦	64,737	18,551
Equity securities(*3)		1,204,902	1,120,968
Debt securities		25,555	20,260
Other securities(*3)		340,008	364,404
Deposit instruments(*2)		34,187	37,624

	￦	1,669,389	1,561,807

(*1)	As of December 31, 2019 and 2020, ￦ 4,524 million and ￦ 4,881 million, respectively, are restricted in use for a government project.
(*2)	As of December 31, 2019 and 2020, financial instruments amounting to ￦ 73,525 million and ￦ 46,855 million, respectively, are restricted in use for financial arrangements, pledge and others.
(*3)	As of December 31, 2019 and 2020, ￦ 109,395 million and ￦ 113,674 million of equity and other securities, respectively, have been provided as collateral for borrowings, construction projects and others.

Trade accounts and notes receivables, net [member]
Statement [LineItems]
Summary of Financial Assets
(a)	Trade accounts and notes receivable as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Current
Trade accounts and notes receivable	￦	8,352,968	7,468,622
Finance lease receivables		221	41,841
Unbilled due from customers for contract work		1,128,116	941,793
Less: Allowance for doubtful accounts		(411,274)	(342,017)

	￦	9,070,031	8,110,239

Non-current
Trade accounts and notes receivable	￦	209,310	131,010
Finance lease receivables		43,725	46
Less: Allowance for doubtful accounts		(54,250)	(44,633)

	￦	198,785	86,423

Finance lease receivables [member]
Statement [LineItems]
Summary of Financial Assets
(b)	Finance lease receivables are as follows:

(in millions of Won)
Customer	Contents	2019		2020
Officers and employees	Songdo apartment rental	￦	43,445	41,624
ZHAOHUUI PROSPERITY INT’L LTD	Office Rental		501	263

		￦	43,946	41,887

Lease receivables [member]
Statement [LineItems]
Summary of Financial Assets
(b)	The details of lease receivables are as follows:

(in millions of Won)
Customer	Leased items	2019		2020
HEUNG-A SHIPPING CO., LTD., MSC, HEUNG-A LINE CO., LTD.	6 Container Ships, 4 Tankers	￦	212,933	166,077
KOGAS, ONGC Videsh Limited, GAIL(India) Limited, Myanma Oil and Gas Enterprise	Helicopter, Ship, Office, Jetty		15,126	30,487

		￦	228,059	196,564